Statement of cash flows (Parenthetical) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($)
Statement
Cash receipts from customers	R 298,698
Cash paid to suppliers and employees	(234,061)
Proceeds from long-term debt	95,035
US Dollar Convertible Bond, November 2027
Statement
Proceeds from long-term debt	R 13,200	$ 750